Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.70%
Application Software–12.54%
Adobe, Inc.(b)	56,956	$30,431,591
Datadog, Inc., Class A(b)	149,200	21,799,612
Expensify, Inc., Class A(b)(c)	279,613	8,178,680
HubSpot, Inc.(b)(c)	55,858	27,303,390
RingCentral, Inc., Class A(b)	175,458	30,966,582
salesforce.com, inc.(b)	123,671	28,769,585
Synopsys, Inc.(b)	118,081	36,664,151
Workday, Inc., Class A(b)	51,379	12,999,401
		197,112,992
Automobile Manufacturers–0.47%
Tesla, Inc.(b)	7,947	7,444,114
Data Processing & Outsourced Services–3.46%
Adyen N.V. (Netherlands)(b)(d)	6,563	13,383,220
PayPal Holdings, Inc.(b)	238,360	40,983,619
		54,366,839
Health Care Equipment–2.06%
Intuitive Surgical, Inc.(b)	83,342	23,684,130
Shockwave Medical, Inc.(b)(c)	60,265	8,736,617
		32,420,747
Hotels, Resorts & Cruise Lines–0.97%
Booking Holdings, Inc.(b)	6,234	15,311,514
Interactive Home Entertainment–0.87%
Electronic Arts, Inc.	75,462	10,010,789
Sea Ltd., ADR (Taiwan)(b)	24,263	3,646,971
		13,657,760
Interactive Media & Services–12.97%
Alphabet, Inc., Class A(b)	52,089	140,956,480
Meta Platforms, Inc., Class A(b)	113,143	35,443,176
ZoomInfo Technologies, Inc., Class A(b)	517,787	27,370,221
		203,769,877
Internet & Direct Marketing Retail–3.37%
Amazon.com, Inc.(b)	17,706	52,966,968
Internet Services & Infrastructure–5.02%
Cloudflare, Inc., Class A(b)	203,081	19,577,008
MongoDB, Inc.(b)(c)	43,606	17,665,227
Shopify, Inc., Class A (Canada)(b)	13,570	13,084,737
Snowflake, Inc., Class A(b)	103,616	28,587,654
		78,914,626
Life Sciences Tools & Services–3.38%
Avantor, Inc.(b)	890,338	33,236,317
IQVIA Holdings, Inc.(b)	80,902	19,812,900
		53,049,217
Pharmaceuticals–0.08%
Reata Pharmaceuticals, Inc., Class A(b)(c)	45,002	1,265,456
Shares		Value
Semiconductor Equipment–6.04%
Applied Materials, Inc.	331,143	$45,757,340
ASML Holding N.V., New York Shares (Netherlands)	43,141	29,215,085
KLA Corp.	51,269	19,957,484
		94,929,909
Semiconductors–16.45%
Advanced Micro Devices, Inc.(b)(c)	252,415	28,838,414
Lattice Semiconductor Corp.(b)	419,060	23,140,493
Monolithic Power Systems, Inc.	40,062	16,142,182
NVIDIA Corp.	438,581	107,390,943
ON Semiconductor Corp.(b)(c)	436,049	25,726,891
QUALCOMM, Inc.	325,887	57,277,899
		258,516,822
Systems Software–21.43%
Darktrace PLC (United Kingdom)(b)	1,004,733	5,535,243
Gitlab, Inc., Class A(b)(c)	75,041	4,803,374
KnowBe4, Inc., Class A(b)(c)	891,093	21,314,945
Microsoft Corp.	578,020	179,752,660
Palo Alto Networks, Inc.(b)	82,093	42,474,918
ServiceNow, Inc.(b)	87,080	51,009,722
Zscaler, Inc.(b)	123,879	31,850,530
		336,741,392
Technology Hardware, Storage & Peripherals–9.59%
Apple, Inc.	862,622	150,769,073
Total Common Stocks & Other Equity Interests (Cost $965,364,937)		1,551,237,306
Money Market Funds–0.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	4,775,073	4,775,073
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	3,982,707	3,983,106
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	5,457,227	5,457,227
Total Money Market Funds (Cost $14,215,373)		14,215,406
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $979,580,310)		1,565,452,712
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.00%
Invesco Private Government Fund, 0.02%(e)(f)(g)	18,865,547	18,865,547
Invesco Private Prime Fund, 0.11%(e)(f)(g)	44,010,806	44,019,607
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,885,812)		62,885,154
TOTAL INVESTMENTS IN SECURITIES–103.60% (Cost $1,042,466,122)		1,628,337,866
OTHER ASSETS LESS LIABILITIES—(3.60)%		(56,655,896)
NET ASSETS–100.00%		$1,571,681,970

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,850,425	$153,282,548	$(154,357,900)	$-	$-	$4,775,073	$1,043
Invesco Liquid Assets Portfolio, Institutional Class	4,757,529	109,487,535	(110,260,733)	(643)	(582)	3,983,106	381
Invesco Treasury Portfolio, Institutional Class	6,686,199	175,180,055	(176,409,027)	-	-	5,457,227	469
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,842,453	218,331,791	(219,308,697)	-	-	18,865,547	2,505*
Invesco Private Prime Fund	29,763,679	492,703,869	(478,440,363)	(658)	(6,920)	44,019,607	32,516*
Total	$66,900,285	$1,148,985,798	$(1,138,776,720)	$(1,301)	$(7,502)	$77,100,560	$36,914

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,532,318,843	$18,918,463	$—	$1,551,237,306
Money Market Funds	14,215,406	62,885,154	—	77,100,560
Total Investments	$1,546,534,249	$81,803,617	$—	$1,628,337,866
Invesco Technology Fund